Consolidated Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 42.2%
21Vianet Group Inc., ADR(a)	74,464	$2,078,290
360 Security Technology Inc., Class A	179,000	348,959
3SBio Inc.(a)(b)	1,253,000	1,187,364
51job Inc., ADR(a)	27,208	1,674,652
AAC Technologies Holdings Inc.(c)	716,000	3,987,073
Accelink Technologies Co. Ltd., Class A	61,500	211,359
AECC Aviation Power Co. Ltd., Class A	144,291	845,221
Agile Group Holdings Ltd.	1,432,000	2,245,667
Agricultural Bank of China Ltd., Class A	3,580,000	1,771,085
Agricultural Bank of China Ltd., Class H	25,776,000	10,022,534
Aier Eye Hospital Group Co. Ltd., Class A	237,143	2,730,590
Air China Ltd., Class A	431,218	545,327
Air China Ltd., Class H	1,436,000	1,138,912
AK Medical Holdings Ltd.(b)	716,000	1,115,459
Alibaba Group Holding Ltd., ADR(a)	1,739,880	401,825,286
Alibaba Health Information Technology Ltd.(a)	3,580,000	10,924,120
Alibaba Pictures Group Ltd.(a)	10,740,000	1,562,564
A-Living Smart City Services Co. Ltd.(b)	447,500	2,062,677
Aluminum Corp. of China Ltd., Class A(a)	681,299	467,657
Aluminum Corp. of China Ltd., Class H(a)	3,580,000	1,866,780
Angel Yeast Co. Ltd., Class A	37,498	340,409
Anhui Conch Cement Co. Ltd., Class A	214,880	1,628,787
Anhui Conch Cement Co. Ltd., Class H	1,164,000	6,961,355
Anhui Gujing Distillery Co. Ltd., Class A	37,435	1,315,652
Anhui Gujing Distillery Co. Ltd., Class B	71,600	961,230
Anhui Kouzi Distillery Co. Ltd., Class A	35,800	344,476
ANTA Sports Products Ltd.	1,074,000	19,290,060
Autohome Inc., ADR	55,848	5,178,785
Avic Capital Co. Ltd., Class A	608,600	365,065
AVIC Electromechanical Systems Co. Ltd., Class A	216,499	326,338
AVIC Jonhon Optronic Technology Co. Ltd., Class A	71,600	754,704
AVIC Shenyang Aircraft Co. Ltd., Class A	73,297	654,289
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	179,000	665,541
AviChina Industry & Technology Co. Ltd., Class H	2,508,000	1,614,554
Baidu Inc., ADR(a)	247,736	52,106,313
Bank of Beijing Co. Ltd., Class A	1,038,200	764,002
Bank of Chengdu Co. Ltd., Class A	214,800	396,170
Bank of China Ltd., Class A	895,000	449,690
Bank of China Ltd., Class H	72,674,000	28,912,965
Bank of Communications Co. Ltd., Class A	2,076,486	1,544,118
Bank of Communications Co. Ltd., Class H	7,518,100	4,810,825
Bank of Hangzhou Co. Ltd., Class A	355,560	909,191
Bank of Jiangsu Co. Ltd., Class A	911,400	996,173
Bank of Nanjing Co. Ltd., Class A	540,000	765,543
Bank of Ningbo Co. Ltd., Class A	358,023	2,337,429
Bank of Shanghai Co. Ltd., Class A	787,641	996,066
Baoshan Iron & Steel Co. Ltd., Class A	1,145,695	1,528,573
Baozun Inc., ADR(a)(c)	56,206	1,950,910
BBMG Corp., Class A	315,894	135,767
BeiGene Ltd., ADR(a)(c)	41,528	14,266,529
Beijing Capital International Airport Co. Ltd., Class H	1,432,000	1,041,709
Beijing Dabeinong Technology Group Co. Ltd., Class A	230,500	290,426
Beijing Enlight Media Co. Ltd., Class A	143,200	288,023
Beijing Enterprises Holdings Ltd.	358,000	1,170,771
Beijing Enterprises Water Group Ltd.	4,296,000	1,642,766
Beijing New Building Materials PLC, Class A	143,826	1,026,384
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	160,048	1,429,170

Security	Shares	Value

China (continued)
Beijing Originwater Technology Co. Ltd., Class A	179,000	$194,543
Beijing Shiji Information Technology Co. Ltd., Class A	35,800	158,014
Beijing Shunxin Agriculture Co. Ltd., Class A	35,800	274,795
Beijing Sinnet Technology Co. Ltd., Class A	109,099	237,819
Beijing Tiantan Biological Products Corp. Ltd., Class A	82,120	458,060
Betta Pharmaceuticals Co. Ltd., Class A	35,800	592,207
BGI Genomics Co. Ltd., Class A	29,790	595,169
Bilibili Inc., ADR(a)(c)	148,570	16,470,470
BOE Technology Group Co. Ltd., Class A	2,076,400	2,352,998
Bosideng International Holdings Ltd.	2,864,000	1,456,549
Brilliance China Automotive Holdings Ltd.(a)(d)	2,864,000	2,691,851
BYD Co. Ltd., Class A	107,400	2,632,884
BYD Co. Ltd., Class H	716,000	14,777,522
BYD Electronic International Co. Ltd.(c)	716,000	3,811,919
By-Health Co. Ltd., Class A	107,400	542,948
Caitong Securities Co. Ltd., Class A	216,468	334,323
CanSino Biologics Inc., Class H(a)(b)	71,600	3,586,061
CGN Power Co. Ltd., Class H(b)	8,592,000	1,980,170
Changchun High & New Technology Industry Group Inc., Class A	35,800	2,754,038
Changjiang Securities Co. Ltd., Class A	358,000	400,708
Chaozhou Three-Circle Group Co. Ltd., Class A	109,097	730,310
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	71,601	238,989
China Aoyuan Group Ltd.	1,074,000	1,117,302
China Avionics Systems Co. Ltd., Class A	109,098	253,503
China Bohai Bank Co. Ltd., Class H(a)(b)	2,148,000	970,726
China Cinda Asset Management Co. Ltd., Class H	8,234,000	1,622,024
China CITIC Bank Corp. Ltd., Class H	8,234,200	4,314,902
China Communications Services Corp. Ltd., Class H	2,148,000	932,007
China Conch Venture Holdings Ltd.	1,611,000	7,622,685
China Construction Bank Corp., Class A	465,400	484,226
China Construction Bank Corp., Class H	88,426,390	70,018,386
China East Education Holdings Ltd.(b)	537,000	1,254,200
China Eastern Airlines Corp. Ltd., Class A	501,295	404,548
China Education Group Holdings Ltd.	716,000	1,729,422
China Everbright Bank Co. Ltd., Class A	2,255,400	1,318,020
China Everbright Bank Co. Ltd., Class H	3,222,000	1,348,230
China Everbright Environment Group Ltd.	3,222,370	2,028,801
China Everbright Ltd.	716,000	857,336
China Evergrande Group(c)	1,790,000	3,032,941
China Feihe Ltd.(b)	1,074,000	3,062,902
China Film Co. Ltd., Class A	107,400	234,780
China Fortune Land Development Co. Ltd., Class A	537,078	462,486
China Galaxy Securities Co. Ltd., Class H	3,938,000	2,347,533
China Gas Holdings Ltd.	2,434,400	8,791,842
China Gezhouba Group Co. Ltd., Class A	286,497	314,917
China Greatwall Technology Group Co. Ltd., Class A	179,000	326,821
China Hongqiao Group Ltd.	1,611,000	2,551,266
China Huarong Asset Management Co. Ltd., Class H(a)(b)(d)	9,666,000	1,269,410
China Huishan Dairy Holdings Co. Ltd.(a)(d)	277,900	0	(e)
China International Capital Corp. Ltd., Class H(a)(b)	1,145,600	2,879,174
China Jinmao Holdings Group Ltd.	5,012,000	1,903,655
China Jushi Co. Ltd., Class A	202,600	564,418
China Lesso Group Holdings Ltd.	1,074,000	2,707,522
China Life Insurance Co. Ltd., Class A	179,790	919,192
China Life Insurance Co. Ltd., Class H	6,802,000	13,854,734
China Literature Ltd.(a)(b)(c)	286,400	2,986,848
China Longyuan Power Group Corp. Ltd., Class H	2,864,000	4,218,462

1

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Medical System Holdings Ltd.	1,433,000	$3,321,037
China Meidong Auto Holdings Ltd.	358,000	1,790,726
China Mengniu Dairy Co. Ltd.	2,506,000	13,422,378
China Merchants Bank Co. Ltd., Class A	1,288,804	10,500,355
China Merchants Bank Co. Ltd., Class H	3,580,446	28,881,070
China Merchants Energy Shipping Co. Ltd., Class A	465,499	353,351
China Merchants Port Holdings Co. Ltd.	1,438,180	2,307,206
China Merchants Securities Co. Ltd., Class A	494,865	1,432,185
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	286,460	514,608
China Minsheng Banking Corp. Ltd., Class A	2,148,098	1,560,840
China Minsheng Banking Corp. Ltd., Class H	5,012,020	2,574,784
China Molybdenum Co. Ltd., Class A	1,074,000	964,688
China Molybdenum Co. Ltd., Class H	3,222,000	2,186,207
China National Building Material Co. Ltd., Class H	3,580,000	5,190,109
China National Chemical Engineering Co. Ltd., Class A	280,056	272,767
China National Medicines Corp. Ltd., Class A	35,800	204,062
China National Nuclear Power Co. Ltd., Class A	787,600	635,598
China National Software & Service Co. Ltd., Class A	35,800	255,590
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	214,800	675,780
China Oilfield Services Ltd., Class H	1,580,000	1,456,549
China Overseas Land & Investment Ltd.	3,401,260	8,609,510
China Overseas Property Holdings Ltd.	1,790,000	1,816,077
China Pacific Insurance Group Co. Ltd., Class A	429,698	2,184,911
China Pacific Insurance Group Co. Ltd., Class H	2,434,400	8,807,514
China Petroleum & Chemical Corp., Class A	859,292	568,579
China Petroleum & Chemical Corp., Class H	22,196,000	11,059,634
China Power International Development Ltd.	4,296,000	984,554
China Railway Group Ltd., Class A	1,038,200	865,120
China Railway Group Ltd., Class H	3,580,000	1,852,952
China Resources Beer Holdings Co. Ltd.	1,436,000	11,601,743
China Resources Cement Holdings Ltd.	2,148,000	2,342,463
China Resources Gas Group Ltd.	716,000	3,885,668
China Resources Land Ltd.	2,865,555	13,448,113
China Resources Pharmaceutical Group Ltd.(b)	1,432,000	967,960
China Resources Power Holdings Co. Ltd.	1,432,000	1,880,608
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	73,273	283,085
China Shenhua Energy Co. Ltd., Class A	251,918	748,158
China Shenhua Energy Co. Ltd., Class H	3,222,000	6,720,408
China Shipbuilding Industry Co. Ltd., Class A(a)	1,432,095	905,527
China South Publishing & Media Group Co. Ltd., Class A	109,097	172,205
China Southern Airlines Co. Ltd., Class A(a)	429,600	421,740
China Southern Airlines Co. Ltd., Class H(a)	1,432,000	973,491
China State Construction Engineering Corp. Ltd., Class A	2,183,800	1,667,809
China State Construction International Holdings Ltd.	1,432,000	1,006,678
China Taiping Insurance Holdings Co. Ltd.	1,503,790	2,795,822
China Tourism Group Duty Free Corp. Ltd., Class A	108,498	5,233,219
China Tower Corp. Ltd., Class H(b)	41,528,000	5,988,446
China Traditional Chinese Medicine Holdings Co. Ltd.	2,094,000	1,197,057
China TransInfo Technology Co. Ltd., Class A	107,400	248,561
China Vanke Co. Ltd., Class A	572,807	2,494,604
China Vanke Co. Ltd., Class H	1,503,684	5,265,996
China Yangtze Power Co. Ltd., Class A	1,181,448	3,647,532
China Youzan Ltd.(a)	12,760,000	4,123,628
China Yuhua Education Corp. Ltd.(b)	716,000	679,416
Chongqing Brewery Co. Ltd., Class A	37,496	912,307

Security	Shares	Value

China (continued)
Chongqing Changan Automobile Co. Ltd., Class A(a)	252,298	$638,512
Chongqing Fuling Zhacai Group Co. Ltd., Class A	35,800	221,109
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,148,000	912,648
Chongqing Zhifei Biological Products Co. Ltd., Class A	107,400	3,743,355
CIFI Holdings Group Co. Ltd.	2,864,000	2,562,789
CITIC Ltd.	5,012,000	5,278,608
CITIC Securities Co. Ltd., Class A	642,228	2,368,013
CITIC Securities Co. Ltd., Class H	1,969,000	4,750,840
Contemporary Amperex Technology Co. Ltd., Class A	143,299	8,599,469
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	609,698	1,723,048
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	2,327,000	4,164,533
COSCO SHIPPING Ports Ltd.	2,152,000	1,809,300
Country Garden Holdings Co. Ltd.	6,802,838	8,101,901
Country Garden Services Holdings Co. Ltd.	1,432,000	15,026,426
CSC Financial Co. Ltd., Class A	143,299	633,822
CSPC Pharmaceutical Group Ltd.	8,065,440	9,989,833
Dali Foods Group Co. Ltd.(b)	1,969,000	1,171,232
Daqin Railway Co. Ltd., Class A	465,488	495,112
Daqo New Energy Corp., ADR(a)	46,898	3,774,820
DaShenLin Pharmaceutical Group Co. Ltd., Class A	30,000	350,723
DHC Software Co. Ltd., Class A	214,800	226,810
Dong-E-E-Jiao Co. Ltd., Class A	35,800	196,757
Dongfang Electric Corp. Ltd., Class A	174,588	307,429
Dongfeng Motor Group Co. Ltd., Class H	2,148,000	1,866,780
Dongxing Securities Co. Ltd., Class A	180,698	288,017
DouYu International Holdings Ltd., ADR(a)(c)	88,784	808,822
East Money Information Co. Ltd., Class A	608,620	3,033,526
ENN Energy Holdings Ltd.	716,000	12,205,514
Eve Energy Co. Ltd., Class A	107,416	1,472,489
Ever Sunshine Lifestyle Services Group Ltd.	612,000	1,514,467
Everbright Securities Co. Ltd., Class A	251,693	583,283
Fangda Carbon New Material Co. Ltd., Class A(a)	252,975	347,685
Far East Horizon Ltd.	2,148,000	2,461,384
Fiberhome Telecommunication Technologies Co. Ltd., Class A	73,299	202,275
First Capital Securities Co. Ltd., Class A	250,600	252,988
Focus Media Information Technology Co. Ltd., Class A	895,040	1,491,653
Foshan Haitian Flavouring & Food Co. Ltd., Class A	165,493	4,336,664
Fosun International Ltd.	2,506,000	3,607,264
Founder Securities Co. Ltd., Class A(a)	532,542	758,263
Foxconn Industrial Internet Co. Ltd., Class A	358,000	761,567
Fujian Sunner Development Co. Ltd., Class A	71,600	292,672
Fuyao Glass Industry Group Co. Ltd., Class A	108,499	861,001
Fuyao Glass Industry Group Co. Ltd., Class H(b)	429,600	2,497,337
Ganfeng Lithium Co. Ltd., Class A	73,298	1,240,718
GCL System Integration Technology Co. Ltd., Class A(a)	358,000	172,127
GDS Holdings Ltd., ADR(a)(c)	81,624	6,772,343
Geely Automobile Holdings Ltd.	5,370,000	13,931,710
Gemdale Corp., Class A	286,446	520,783
Genscript Biotech Corp.(a)	738,000	1,710,346
GF Securities Co. Ltd., Class A	465,400	1,068,463
GF Securities Co. Ltd., Class H	1,145,600	1,660,835
Giant Network Group Co. Ltd., Class A	73,238	155,118
Gigadevice Semiconductor Beijing Inc., Class A	97	2,898
GoerTek Inc., Class A	179,097	1,043,845
GOME Retail Holdings Ltd.(a)(c)	9,308,160	1,534,012
Great Wall Motor Co. Ltd., Class A	107,400	555,069
Great Wall Motor Co. Ltd., Class H	2,864,000	7,087,311
Greenland Holdings Corp. Ltd., Class A	429,693	376,659

2

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Greentown China Holdings Ltd.	895,000	$1,078,584
Greentown Service Group Co. Ltd.	1,432,000	2,282,542
GRG Banking Equipment Co. Ltd., Class A	143,260	286,150
GSX Techedu Inc., ADR(a)(c)	72,381	2,312,573
Guangdong Haid Group Co. Ltd., Class A	109,099	1,406,674
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	169,100	122,609
Guangdong Investment Ltd.	2,864,000	4,410,210
Guanghui Energy Co. Ltd., Class A(a)	358,000	168,807
Guangzhou Automobile Group Co. Ltd., Class H	2,864,397	2,445,129
Guangzhou Baiyun International Airport Co. Ltd., Class A	144,899	272,399
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	107,400	508,744
Guangzhou Haige Communications Group Inc. Co., Class A	174,511	267,904
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	37,498	836,355
Guangzhou R&F Properties Co. Ltd., Class H	1,145,600	1,466,137
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	36,858	759,685
Guosen Securities Co. Ltd., Class A	286,400	464,910
Guotai Junan Securities Co. Ltd., Class A	537,000	1,374,805
Guoyuan Securities Co. Ltd., Class A	273,630	324,886
Haidilao International Holding Ltd.(b)	716,000	4,641,599
Haier Smart Home Co. Ltd., Class A	393,800	2,016,989
Haier Smart Home Co. Ltd., Class H(a)	1,790,000	7,743,680
Haitian International Holdings Ltd.	719,000	2,929,933
Haitong Securities Co. Ltd., Class A	1,002,400	1,715,518
Haitong Securities Co. Ltd., Class H	2,434,400	2,178,371
Hangzhou First Applied Material Co. Ltd., Class A	29,997	424,146
Hangzhou Robam Appliances Co. Ltd., Class A	67,183	398,527
Hangzhou Silan Microelectronics Co. Ltd., Class A	96,700	538,339
Hangzhou Tigermed Consulting Co. Ltd., Class A	36,890	892,601
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	107,400	2,110,153
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	1,052,000	4,544,262
Hefei Meiya Optoelectronic Technology Inc., Class A	35,800	265,774
Henan Shuanghui Investment & Development Co. Ltd., Class A	170,098	963,521
Hengan International Group Co. Ltd.	537,000	3,481,199
Hengli Petrochemical Co. Ltd., Class A	358,099	1,641,475
Hengtong Optic-Electric Co. Ltd., Class A	143,200	256,143
Hengyi Petrochemical Co. Ltd., Class A	228,700	465,649
Hesteel Co. Ltd., Class A(a)	644,400	254,040
Hithink RoyalFlush Information Network Co. Ltd., Class A	35,888	602,540
Hongfa Technology Co. Ltd., Class A	35,800	309,497
Hopson Development Holdings Ltd.	516,000	2,029,626
Hua Hong Semiconductor Ltd.(a)(b)(c)	358,000	2,237,831
Huaan Securities Co. Ltd., Class A	250,600	235,942
Huadian Power International Corp. Ltd., Class A	179,000	94,089
Huadong Medicine Co. Ltd., Class A	107,487	874,739
Hualan Biological Engineering Inc., Class A	88,280	574,308
Huaneng Power International Inc., Class A	214,800	140,137
Huaneng Power International Inc., Class H	3,580,000	1,290,613
Huatai Securities Co. Ltd., Class A	429,600	1,057,338
Huatai Securities Co. Ltd., Class H(b)	1,360,400	1,944,217
Huaxi Securities Co. Ltd., Class A	179,000	258,468
Huaxia Bank Co. Ltd., Class A	860,299	829,928
Huaxin Cement Co. Ltd., Class A	71,600	243,081

Security	Shares	Value

China (continued)
Huayu Automotive Systems Co. Ltd., Class A	216,000	$872,235
Huazhu Group Ltd., ADR(a)	151,076	8,907,441
Hubei Biocause Pharmaceutical Co. Ltd., Class A	322,200	190,281
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	35,800	106,708
Hundsun Technologies Inc., Class A	88,280	1,254,114
Hutchison China MediTech Ltd., ADR(a)	65,514	1,853,391
HUYA Inc., ADR(a)(c)	80,550	1,419,291
Iflytek Co. Ltd., Class A	144,000	1,134,707
Industrial & Commercial Bank of China Ltd., Class A	2,649,200	2,101,061
Industrial & Commercial Bank of China Ltd., Class H	55,848,350	36,384,461
Industrial Bank Co. Ltd., Class A	1,207,625	4,058,804
Industrial Securities Co. Ltd., Class A	460,959	647,788
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	2,506,096	569,536
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	566,200	506,821
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	358,091	2,267,012
Innovent Biologics Inc.(a)(b)	896,500	9,741,993
Inspur Electronic Information Industry Co. Ltd., Class A	71,648	299,182
iQIYI Inc., ADR(a)(c)	259,192	3,812,714
Jafron Biomedical Co. Ltd., Class A	60,820	907,361
Jason Furniture Hangzhou Co. Ltd., Class A	30,000	372,197
JD Health International Inc.(a)(b)	196,900	3,067,511
JD.com Inc., ADR(a)	797,624	61,704,193
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	179,000	192,052
Jiangsu Expressway Co. Ltd., Class H	1,434,000	1,691,218
Jiangsu Hengli Hydraulic Co. Ltd., Class A	49,865	662,981
Jiangsu Hengrui Medicine Co. Ltd., Class A	322,292	4,190,367
Jiangsu King’s Luck Brewery JSC Ltd., Class A	71,600	591,432
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	71,600	2,130,837
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	71,600	352,003
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	214,800	235,112
Jiangsu Zhongtian Technology Co. Ltd., Class A	214,800	339,384
Jiangxi Copper Co. Ltd., Class A	35,800	147,000
Jiangxi Copper Co. Ltd., Class H	1,074,000	2,627,320
Jiangxi Zhengbang Technology Co. Ltd., Class A	143,200	326,101
Jinke Properties Group Co. Ltd., Class A	322,200	328,758
Jinxin Fertility Group Ltd.(b)	1,432,000	3,687,467
Jinyu Bio-Technology Co. Ltd., Class A	53,800	181,486
Jiumaojiu International Holdings Ltd.(a)(b)	716,000	2,996,067
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	143,200	325,437
Jointown Pharmaceutical Group Co. Ltd., Class A(a)	107,400	281,437
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	26,886	194,028
JOYY Inc., ADR(c)	55,490	5,274,879
Juewei Food Co. Ltd., Class A	30,000	400,303
Kaisa Group Holdings Ltd.(c)	2,506,000	1,090,568
KE Holdings Inc., ADR(a)(c)	113,844	5,925,580
Kingboard Holdings Ltd.	716,000	4,240,587
Kingboard Laminates Holdings Ltd.	895,000	2,237,831
Kingdee International Software Group Co. Ltd.(c)	2,148,000	7,107,592
Kingsoft Cloud Holdings Ltd., ADR(a)	49,762	2,185,547
Kingsoft Corp. Ltd.	716,000	5,070,267
Koolearn Technology Holding Ltd.(a)(b)	312,500	601,112
Kuaishou Technology(a)(b)	179,000	6,061,273
Kunlun Energy Co. Ltd.	3,586,000	3,850,627
Kweichow Moutai Co. Ltd., Class A	71,672	22,235,954

3

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
KWG Group Holdings Ltd.	1,253,000	$2,013,357
Laobaixing Pharmacy Chain JSC, Class A	46,720	387,507
Lee & Man Paper Manufacturing Ltd.	1,432,000	1,248,207
Lenovo Group Ltd.	6,444,000	8,860,982
Lens Technology Co. Ltd., Class A	286,486	1,157,309
Lepu Medical Technology Beijing Co. Ltd., Class A	107,400	532,820
Li Auto Inc., ADR(a)	172,914	3,413,322
Li Ning Co. Ltd.	1,974,500	16,117,641
Liaoning Cheng Da Co. Ltd., Class A	143,242	499,150
Lingyi iTech Guangdong Co., Class A	358,000	456,054
Livzon Pharmaceutical Group Inc., Class A	26,201	190,380
Logan Group Co. Ltd.	1,074,000	1,709,141
Lomon Billions Group Co. Ltd., Class A	143,200	749,390
Longfor Group Holdings Ltd.(b)	1,611,000	10,049,499
LONGi Green Energy Technology Co. Ltd., Class A	214,800	3,300,860
Lufax Holding Ltd., ADR(a)(c)	162,532	1,934,131
Luxshare Precision Industry Co. Ltd., Class A	537,030	3,068,577
Luzhou Laojiao Co. Ltd., Class A	71,600	2,829,087
Mango Excellent Media Co. Ltd., Class A	101,050	1,063,092
Maxscend Microelectronics Co. Ltd., Class A	64,440	4,256,117
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	241,087	458,443
Meituan, Class B(a)(b)	3,293,600	126,369,481
Metallurgical Corp. of China Ltd., Class A	1,253,008	596,638
Microport Scientific Corp.(c)	716,000	5,171,672
Midea Group Co. Ltd., Class A	322,200	3,993,410
Ming Yuan Cloud Group Holdings Ltd.(a)	358,000	1,663,969
Minth Group Ltd.	716,000	2,908,489
Momo Inc., ADR	142,842	2,094,064
Muyuan Foods Co. Ltd., Class A	201,240	3,519,021
NanJi E-Commerce Co. Ltd., Class A	143,200	178,880
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	43,870	312,323
Nanjing Securities Co. Ltd., Class A	214,800	325,769
NARI Technology Co. Ltd., Class A	286,498	1,416,467
NAURA Technology Group Co. Ltd., Class A	35,800	916,647
NavInfo Co. Ltd., Class A	143,200	315,032
NetEase Inc., ADR	387,356	43,407,113
New China Life Insurance Co. Ltd., Class A	143,299	1,076,900
New China Life Insurance Co. Ltd., Class H	751,800	2,899,040
New Hope Liuhe Co. Ltd., Class A	250,672	644,085
New Oriental Education & Technology Group Inc., ADR(a)(c)	1,398,348	21,338,790
Nine Dragons Paper Holdings Ltd.	1,432,000	1,969,107
Ninestar Corp., Class A	62,500	245,233
Ningbo Joyson Electronic Corp., Class A	71,600	200,686
NIO Inc., ADR(a)(c)	1,184,622	47,195,340
Noah Holdings Ltd.(a)(c)	29,356	1,293,132
Nongfu Spring Co. Ltd., Class H(a)(b)(c)	214,800	1,138,044
Offcn Education Technology Co. Ltd., Class A	107,400	423,400
Offshore Oil Engineering Co. Ltd., Class A	251,400	169,068
OFILM Group Co. Ltd., Class A	214,823	281,633
Orient Securities Co. Ltd., Class A	359,998	490,323
Oriental Pearl Group Co. Ltd., Class A	179,000	243,524
Ovctek China Inc., Class A	49,700	892,523
Pacific Securities Co. Ltd. (The), Class A(a)	431,297	247,376
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	572,800	197,476
People’s Insurance Co. Group of China Ltd. (The), Class H	8,234,000	2,819,990

Security	Shares	Value

China (continued)
Perfect World Co. Ltd., Class A	98,489	$324,472
PetroChina Co. Ltd., Class A	1,002,400	658,622
PetroChina Co. Ltd., Class H	19,332,000	7,043,983
Pharmaron Beijing Co. Ltd., Class H(b)	143,200	2,970,254
PICC Property & Casualty Co. Ltd., Class H	5,729,814	5,628,856
Pinduoduo Inc., ADR(a)(c)	361,580	48,426,409
Ping An Bank Co. Ltd., Class A	1,074,038	3,867,191
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	465,400	5,452,841
Ping An Insurance Group Co. of China Ltd., Class A	608,699	6,822,556
Ping An Insurance Group Co. of China Ltd., Class H	5,549,000	60,692,243
Poly Developments and Holdings Group Co. Ltd., Class A	644,495	1,394,935
Poly Property Services Co. Ltd., Class H(c)	143,200	1,048,162
Postal Savings Bank of China Co. Ltd., Class A	322,200	253,542
Postal Savings Bank of China Co. Ltd., Class H(b)	10,024,000	6,530,503
Power Construction Corp. of China Ltd., Class A	859,200	507,416
RiseSun Real Estate Development Co. Ltd., Class A	248,493	236,647
RLX Technology Inc., ADR(a)(c)	108,116	1,177,383
Rongsheng Petrochemical Co. Ltd., Class A	281,912	1,234,715
SAIC Motor Corp. Ltd., Class A	465,498	1,443,628
Sanan Optoelectronics Co. Ltd., Class A	250,626	972,537
Sangfor Technologies Inc., Class A	35,800	1,513,669
Sany Heavy Industry Co. Ltd., Class A	501,299	2,393,209
SDIC Capital Co. Ltd., Class A	214,800	430,042
SDIC Power Holdings Co. Ltd., Class A	393,800	602,722
Sealand Securities Co. Ltd., Class A	358,010	233,015
Seazen Group Ltd.	2,214,000	2,365,978
Seazen Holdings Co. Ltd., Class A	143,224	997,288
SF Holding Co. Ltd., Class A	250,695	2,494,024
Shaanxi Coal Industry Co. Ltd., Class A	528,099	918,490
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	71,600	252,822
Shandong Gold Mining Co. Ltd., Class A	286,480	857,445
Shandong Gold Mining Co. Ltd., Class H(b)	358,000	657,291
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	107,400	647,719
Shandong Linglong Tyre Co. Ltd., Class A	65,400	561,856
Shandong Nanshan Aluminum Co. Ltd., Class A	608,600	359,420
Shandong Sinocera Functional Material Co. Ltd., Class A	71,600	547,930
Shandong Sun Paper Industry JSC Ltd., Class A	179,000	443,325
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,164,000	4,853,561
Shanghai Baosight Software Co. Ltd., Class A	71,600	701,793
Shanghai Construction Group Co. Ltd., Class A	429,600	192,606
Shanghai Electric Group Co. Ltd., Class A(a)	501,200	395,948
Shanghai Electric Power Co. Ltd., Class A	143,200	155,856
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	107,400	1,000,220
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(c)	537,000	3,412,059
Shanghai International Airport Co. Ltd., Class A	71,600	543,945
Shanghai International Port Group Co. Ltd., Class A	537,000	384,381
Shanghai Jahwa United Co. Ltd., Class A	35,800	326,544
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,181,475	1,066,872
Shanghai M&G Stationery Inc., Class A	35,800	505,866
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	179,000	619,326
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	572,800	1,303,888
Shanghai Pudong Development Bank Co. Ltd., Class A	1,503,695	2,336,320
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	179,000	326,267

4

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	102,971	$289,252
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	179,000	247,675
Shanxi Meijin Energy Co. Ltd., Class A(a)	250,600	304,516
Shanxi Securities Co. Ltd., Class A	287,240	297,083
Shanxi Taigang Stainless Steel Co. Ltd., Class A	393,800	387,812
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	35,800	2,270,587
Shenergy Co. Ltd., Class A	429,658	376,628
Shengyi Technology Co. Ltd., Class A	143,200	516,493
Shennan Circuits Co. Ltd., Class A	46,920	575,805
Shenwan Hongyuan Group Co. Ltd., Class A	1,467,897	1,025,748
Shenzhen Airport Co. Ltd., Class A	143,975	189,864
Shenzhen Energy Group Co. Ltd., Class A	595,086	779,237
Shenzhen Goodix Technology Co. Ltd., Class A	35,800	629,842
Shenzhen Inovance Technology Co. Ltd., Class A	107,400	1,485,221
Shenzhen International Holdings Ltd.	895,000	1,491,119
Shenzhen Investment Ltd.	2,864,000	1,050,928
Shenzhen Kangtai Biological Products Co. Ltd., Class A	35,800	1,000,110
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	71,875	5,181,987
Shenzhen Overseas Chinese Town Co. Ltd., Class A	572,800	824,440
Shenzhen Sunway Communication Co. Ltd., Class A	71,600	311,158
Shenzhou International Group Holdings Ltd.	751,800	16,532,757
Shimao Group Holdings Ltd.	1,074,000	3,111,300
Siasun Robot & Automation Co. Ltd., Class A(a)	143,160	213,578
Sichuan Chuantou Energy Co. Ltd., Class A	286,400	498,561
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	107,400	360,803
Sichuan Swellfun Co. Ltd., Class A	35,800	566,194
Silergy Corp.	52,000	5,445,172
Sino Biopharmaceutical Ltd.	9,666,250	10,416,902
Sinolink Securities Co. Ltd., Class A	214,800	401,483
Sinopec Shanghai Petrochemical Co. Ltd., Class A	214,800	121,873
Sinopharm Group Co. Ltd., Class H	1,145,600	3,554,718
Sinotruk Hong Kong Ltd.	716,000	1,762,609
Smoore International Holdings Ltd.(a)(b)	716,000	5,074,876
Songcheng Performance Development Co. Ltd., Class A	190,120	638,696
SooChow Securities Co. Ltd., Class A	264,575	323,952
Southwest Securities Co. Ltd., Class A	465,400	323,777
Spring Airlines Co. Ltd., Class A	73,299	728,644
SSY Group Ltd.	1,432,000	883,148
Sun Art Retail Group Ltd.(c)	1,969,000	1,815,155
Sunac China Holdings Ltd.	2,506,000	9,760,263
Sungrow Power Supply Co. Ltd., Class A	64,400	895,060
Suning.com Co. Ltd., Class A	608,694	626,729
Sunny Optical Technology Group Co. Ltd.	680,200	16,587,147
Sunwoda Electronic Co. Ltd., Class A	109,099	362,969
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	107,400	289,572
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	144,809	207,083
TAL Education Group, ADR(a)(c)	351,198	20,000,726
Tangshan Jidong Cement Co. Ltd., Class A	73,298	158,872
TBEA Co. Ltd., Class A	180,697	344,445
TCL Technology Group Corp., Class A	895,000	1,245,294
Tencent Holdings Ltd.	5,298,400	424,998,964
Tencent Music Entertainment Group, ADR(a)	341,532	5,949,487

Security	Shares	Value

China (continued)
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	180,699	$771,868
Tianma Microelectronics Co. Ltd., Class A	144,889	311,356
Tianshui Huatian Technology Co. Ltd., Class A	179,000	354,217
Tingyi Cayman Islands Holding Corp.(c)	2,150,000	3,869,909
Toly Bread Co. Ltd., Class A	37,499	285,517
Tongcheng-Elong Holdings Ltd.(a)	859,200	2,154,955
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	143,200	293,336
Tongkun Group Co. Ltd., Class A	144,896	512,754
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,288,800	567,854
Tongwei Co. Ltd., Class A	250,600	1,364,898
Topchoice Medical Corp., Class A(a)	35,800	1,733,450
Topsports International Holdings Ltd.(b)	1,074,000	1,451,940
Transfar Zhilian Co. Ltd., Class A	216,496	204,502
TravelSky Technology Ltd., Class H	718,000	1,577,098
Trip.com Group Ltd., ADR(a)	441,414	17,250,459
Tsingtao Brewery Co. Ltd., Class A	30,000	422,101
Tsingtao Brewery Co. Ltd., Class H	316,000	2,868,344
Unigroup Guoxin Microelectronics Co. Ltd., Class A	35,800	648,162
Uni-President China Holdings Ltd.	1,432,000	1,744,172
Unisplendour Corp. Ltd., Class A	179,020	505,646
Universal Scientific Industrial Shanghai Co. Ltd., Class A	107,400	268,984
Vinda International Holdings Ltd.(c)	358,000	1,274,481
Vipshop Holdings Ltd., ADR(a)	406,330	12,502,774
Visionox Technology Inc., Class A(a)	109,098	158,544
Walvax Biotechnology Co. Ltd., Class A	107,400	1,037,745
Wangsu Science & Technology Co. Ltd., Class A	143,200	122,869
Wanhua Chemical Group Co. Ltd., Class A	180,699	2,870,132
Want Want China Holdings Ltd.	4,654,000	3,373,571
Weibo Corp., ADR(a)	54,774	2,760,610
Weichai Power Co. Ltd., Class A	358,000	1,002,324
Weichai Power Co. Ltd., Class H	1,790,600	4,154,401
Weimob Inc.(a)(b)	1,074,000	2,372,885
Wens Foodstuffs Group Co. Ltd., Class A	338,998	754,162
Western Securities Co. Ltd., Class A	216,499	282,156
Wharf Holdings Ltd. (The)	1,454,000	4,418,059
Will Semiconductor Co. Ltd. Shanghai, Class A	35,800	1,674,284
Wingtech Technology Co. Ltd., Class A	47,600	627,715
Winning Health Technology Group Co. Ltd., Class A	143,738	336,659
Wuchan Zhongda Group Co. Ltd., Class A	323,899	231,344
Wuhan Guide Infrared Co. Ltd., Class A	121,401	654,456
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	144,849	494,001
Wuliangye Yibin Co. Ltd., Class A	250,599	11,041,566
WUS Printed Circuit Kunshan Co. Ltd., Class A	107,400	240,425
WuXi AppTec Co. Ltd., Class A	151,137	3,709,292
WuXi AppTec Co. Ltd., Class H(b)	214,812	5,080,691
Wuxi Biologics Cayman Inc., New(a)(b)	3,043,000	42,901,369
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	73,294	1,001,676
XCMG Construction Machinery Co. Ltd., Class A	538,698	614,622
Xiamen C & D Inc., Class A	179,000	224,430
Xiaomi Corp., Class B(a)(b)	13,174,400	41,727,372
Xinhu Zhongbao Co. Ltd., Class A	501,200	238,654
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	286,413	539,763
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	644,458	1,062,086
Xinyi Solar Holdings Ltd.	3,580,000	5,992,133
XPeng Inc., ADR(a)(c)	158,594	4,743,547
Yadea Group Holdings Ltd.(b)	716,000	1,567,173

5

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yango Group Co. Ltd., Class A	250,600	$221,994
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	69,101	352,644
Yanzhou Coal Mining Co. Ltd., Class A	143,200	287,580
Yanzhou Coal Mining Co. Ltd., Class H	1,432,000	1,709,141
Yealink Network Technology Corp. Ltd., Class A	52,248	565,505
Yifeng Pharmacy Chain Co. Ltd., Class A	49,297	684,771
Yihai International Holding Ltd.(c)	358,000	3,489,265
Yihai Kerry Arawana Holdings Co. Ltd., Class A	179,000	2,174,561
Yintai Gold Co. Ltd., Class A	196,221	259,976
Yonghui Superstores Co. Ltd., Class A	610,228	525,477
Yonyou Network Technology Co. Ltd., Class A	205,290	1,053,689
Yuexiu Property Co. Ltd.	5,728,000	1,327,488
Yum China Holdings Inc.	373,394	23,493,950
Yunda Holding Co. Ltd., Class A	214,820	534,696
Yunnan Baiyao Group Co. Ltd., Class A	73,254	1,218,003
Yunnan Energy New Material Co. Ltd., Class A	35,800	744,686
Zai Lab Ltd., ADR(a)	69,094	11,484,114
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	35,902	1,883,310
Zhaojin Mining Industry Co. Ltd., Class H	1,074,000	974,874
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	296,772	304,189
Zhejiang Chint Electrics Co. Ltd., Class A	143,200	736,993
Zhejiang Dahua Technology Co. Ltd., Class A	179,000	649,213
Zhejiang Dingli Machinery Co. Ltd., Class A	49,247	558,757
Zhejiang Expressway Co. Ltd., Class H	1,434,000	1,248,104
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	79,025	265,357
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	71,600	905,135
Zhejiang Longsheng Group Co. Ltd., Class A	214,800	451,295
Zhejiang NHU Co. Ltd., Class A	144,898	876,106
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	228,640	757,143
Zhejiang Supor Co. Ltd., Class A	37,499	437,117
Zhejiang Weixing New Building Materials Co. Ltd., Class A	109,096	396,691
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,800	406,077
Zhengzhou Yutong Bus Co. Ltd., Class A	109,099	229,554
Zhenro Properties Group Ltd.	1,074,000	724,587
Zheshang Securities Co. Ltd., Class A	179,000	314,921
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	358,000	2,120,293
Zhongji Innolight Co. Ltd., Class A	71,699	379,204
Zhongjin Gold Corp. Ltd., Class A	250,639	331,687
Zhongsheng Group Holdings Ltd.	537,000	4,068,889
Zhuzhou CRRC Times Electric Co. Ltd., Class H	537,000	2,143,340
Zijin Mining Group Co. Ltd., Class A	823,400	1,404,083
Zijin Mining Group Co. Ltd., Class H	5,728,000	8,068,177
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	630,237	1,150,695
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	947,400	1,312,504
ZTE Corp., Class A	214,800	961,367
ZTE Corp., Class H	716,000	1,792,109
ZTO Express Cayman Inc., ADR	375,542	12,077,431

		2,849,829,501

Hong Kong — 7.6%
AIA Group Ltd.	11,098,000	141,317,548
ASM Pacific Technology Ltd.	286,400	4,343,836
Bank of East Asia Ltd. (The)	1,288,800	2,708,076
BOC Hong Kong Holdings Ltd.	3,401,000	11,998,095
Budweiser Brewing Co. APAC Ltd.(b)	1,682,600	5,318,479
CK Asset Holdings Ltd.	2,327,132	14,606,653

Security	Shares	Value

Hong Kong (continued)
CK Hutchison Holdings Ltd.	2,506,132	$20,554,100
CK Infrastructure Holdings Ltd.	537,000	3,291,064
CLP Holdings Ltd.	1,432,000	14,132,216
ESR Cayman Ltd.(a)(b)	1,718,400	5,874,134
Galaxy Entertainment Group Ltd.(a)	1,995,000	17,569,285
Hang Lung Properties Ltd.	1,790,000	4,885,893
Hang Seng Bank Ltd.(c)	716,000	14,058,466
Henderson Land Development Co. Ltd.	1,434,166	6,379,734
HK Electric Investments & HK Electric Investments Ltd.	2,506,000	2,510,243
HKT Trust & HKT Ltd.	3,580,640	5,200,257
Hong Kong & China Gas Co. Ltd.	9,666,441	15,507,426
Hong Kong Exchanges & Clearing Ltd.	1,094,753	66,247,438
Hongkong Land Holdings Ltd.(c)	1,074,000	5,316,300
Jardine Matheson Holdings Ltd.	214,800	14,443,152
Link REIT	1,933,200	18,281,999
Melco Resorts & Entertainment Ltd., ADR(a)	211,936	4,088,246
MTR Corp. Ltd.	1,432,000	7,983,365
New World Development Co. Ltd.	1,432,166	7,578,622
PCCW Ltd.	4,296,000	2,489,040
Power Assets Holdings Ltd.	1,253,000	7,703,348
Sands China Ltd.(a)	2,291,200	10,885,401
Sino Land Co. Ltd.	2,865,200	4,257,119
SJM Holdings Ltd.	1,790,000	2,323,104
Sun Hung Kai Properties Ltd.	1,253,000	18,923,618
Swire Pacific Ltd., Class A	537,000	4,345,449
Swire Properties Ltd.	1,074,000	3,208,096
Techtronic Industries Co. Ltd.	1,253,000	22,843,856
WH Group Ltd.(b)	8,950,000	7,824,343
Wharf Real Estate Investment Co. Ltd.	1,432,000	8,241,488
Wynn Macau Ltd.(a)	1,575,200	3,029,991
Xinyi Glass Holdings Ltd.	1,432,000	5,079,485

		515,348,965

India — 10.5%
ACC Ltd.	63,366	1,610,616
Adani Green Energy Ltd.(a)	360,148	4,954,238
Adani Ports & Special Economic Zone Ltd.	468,622	4,618,684
Ambuja Cements Ltd.	639,388	2,667,695
Apollo Hospitals Enterprise Ltd.	81,404	3,513,980
Asian Paints Ltd.	355,136	12,160,612
Aurobindo Pharma Ltd.	272,438	3,607,558
Avenue Supermarts Ltd.(a)(b)	150,360	5,791,111
Axis Bank Ltd.(a)	2,056,352	19,846,583
Bajaj Auto Ltd.	66,230	3,427,848
Bajaj Finance Ltd.	250,242	18,418,365
Bajaj Finserv Ltd.	35,084	5,229,812
Balkrishna Industries Ltd.	92,722	2,215,577
Bandhan Bank Ltd.(a)(b)	666,596	2,967,498
Berger Paints India Ltd.	220,886	2,099,345
Bharat Forge Ltd.	212,294	1,749,425
Bharat Petroleum Corp. Ltd.	796,908	4,537,930
Bharti Airtel Ltd.	2,164,826	15,686,933
Biocon Ltd.(a)	378,048	1,937,641
Britannia Industries Ltd.	101,314	4,717,432
Cipla Ltd.	402,392	4,945,392
Coal India Ltd.	1,260,160	2,263,516
Colgate-Palmolive India Ltd.	116,708	2,334,869
Container Corp. of India Ltd.	245,230	1,952,967
Dabur India Ltd.	505,854	3,674,437
Divi’s Laboratories Ltd.(a)	121,362	6,655,843
DLF Ltd.	567,788	1,895,629

6

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Dr. Reddy’s Laboratories Ltd.	109,548	$7,635,861
Eicher Motors Ltd.	128,880	4,213,470
GAIL India Ltd.	1,443,098	2,672,963
Godrej Consumer Products Ltd.(a)	381,270	3,560,613
Grasim Industries Ltd.	287,832	5,446,941
Havells India Ltd.	234,490	3,134,817
HCL Technologies Ltd.	1,022,448	12,408,514
HDFC Asset Management Co. Ltd.(b)	50,478	1,891,992
HDFC Life Insurance Co. Ltd.(a)(b)	663,374	5,956,462
Hero MotoCorp Ltd.	110,264	4,196,574
Hindalco Industries Ltd.	1,450,258	7,134,551
Hindustan Petroleum Corp. Ltd.	607,168	1,923,412
Hindustan Unilever Ltd.	760,034	24,151,069
Housing Development Finance Corp. Ltd.	1,573,410	51,406,521
ICICI Bank Ltd.(a)	4,706,268	38,153,349
ICICI Lombard General Insurance Co. Ltd.(b)	188,666	3,601,522
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	324,706	2,288,033
Indian Oil Corp. Ltd.	1,643,220	2,015,411
Indraprastha Gas Ltd.	291,054	1,999,824
Indus Towers Ltd.	480,794	1,638,941
Info Edge India Ltd.(a)	65,514	4,346,845
Infosys Ltd.	3,144,672	57,497,540
InterGlobe Aviation Ltd.(a)(b)	88,426	1,961,852
Ipca Laboratories Ltd.	64,798	1,841,699
ITC Ltd.	2,750,514	7,523,091
JSW Steel Ltd.	809,438	7,844,410
Jubilant Foodworks Ltd.	72,674	2,837,104
Kotak Mahindra Bank Ltd.(a)	509,792	12,035,833
Larsen & Toubro Infotech Ltd.(b)	49,046	2,575,871
Larsen & Toubro Ltd.	607,168	10,987,591
Lupin Ltd.	213,726	3,085,895
Mahindra & Mahindra Ltd.	752,516	7,645,292
Marico Ltd.	440,698	2,447,942
Maruti Suzuki India Ltd.	122,436	10,670,680
Motherson Sumi Systems Ltd.	1,130,564	3,276,953
MRF Ltd.	1,708	1,861,294
Muthoot Finance Ltd.	114,740	1,792,839
Nestle India Ltd.	31,504	6,936,537
NTPC Ltd.	3,989,552	5,517,967
Oil & Natural Gas Corp. Ltd.	2,337,024	3,412,186
Page Industries Ltd.	5,370	2,150,291
Petronet LNG Ltd.	692,372	2,242,866
PI Industries Ltd.	78,044	2,646,316
Pidilite Industries Ltd.	142,484	3,492,827
Piramal Enterprises Ltd.	94,154	2,135,712
Power Grid Corp. of India Ltd.	1,845,490	5,482,468
REC Ltd.	760,392	1,315,012
Reliance Industries Ltd.	2,639,176	71,063,303
SBI Life Insurance Co. Ltd.(b)	396,306	4,968,772
Shree Cement Ltd.(a)	9,308	3,507,252
Shriram Transport Finance Co. Ltd.	173,630	3,152,871
Siemens Ltd.	59,786	1,518,571
State Bank of India(a)	1,651,812	7,883,027
Sun Pharmaceutical Industries Ltd.	784,020	6,927,023
Tata Consultancy Services Ltd.	868,866	35,607,993
Tata Consumer Products Ltd.	549,888	4,970,131
Tata Motors Ltd.(a)	1,591,310	6,312,821
Tata Steel Ltd.	612,180	8,545,602
Tech Mahindra Ltd.	593,564	7,695,958
Titan Co. Ltd.	317,188	6,387,438

Security	Shares	Value

India (continued)
Torrent Pharmaceuticals Ltd.	46,898	$1,588,698
Trent Ltd.	163,160	1,710,842
UltraTech Cement Ltd.	105,968	8,982,656
United Spirits Ltd.(a)	278,882	1,956,099
UPL Ltd.	470,770	3,857,171
Vedanta Ltd.	1,751,694	6,083,544
Wipro Ltd.	1,056,458	7,027,840
Yes Bank Ltd.(a)	9,799,534	1,924,914
Zee Entertainment Enterprises Ltd.	806,932	2,021,892

		710,171,707

Indonesia — 1.3%
Adaro Energy Tbk PT	14,928,600	1,286,681
Aneka Tambang Tbk	6,909,400	1,191,029
Astra International Tbk PT	18,974,000	7,224,438
Bank Central Asia Tbk PT	9,093,200	20,159,898
Bank Mandiri Persero Tbk PT	17,112,402	7,315,271
Bank Negara Indonesia Persero Tbk PT	7,195,815	2,839,470
Bank Rakyat Indonesia Persero Tbk PT	51,050,800	14,313,308
Barito Pacific Tbk PT(a)	25,525,400	1,767,075
Charoen Pokphand Indonesia Tbk PT	7,016,800	3,424,606
Gudang Garam Tbk PT(a)	429,600	1,073,628
Indah Kiat Pulp & Paper Tbk PT	2,685,000	1,691,485
Indocement Tunggal Prakarsa Tbk PT	1,360,400	1,210,186
Indofood CBP Sukses Makmur Tbk PT	2,183,800	1,315,269
Indofood Sukses Makmur Tbk PT	3,973,800	1,795,019
Kalbe Farma Tbk PT	19,654,200	1,959,297
Merdeka Copper Gold Tbk PT(a)	10,203,000	1,850,596
Perusahaan Gas Negara Tbk PT	13,067,000	1,108,140
Sarana Menara Nusantara Tbk PT	21,050,400	1,661,298
Semen Indonesia Persero Tbk PT	2,828,200	2,041,121
Telkom Indonesia Persero Tbk PT	45,036,400	9,976,911
Unilever Indonesia Tbk PT	6,336,600	2,632,025
United Tractors Tbk PT	1,539,443	2,256,677

		90,093,428

Malaysia — 1.6%
AMMB Holdings Bhd	1,575,200	1,145,908
Axiata Group Bhd	2,506,000	2,367,498
CIMB Group Holdings Bhd	5,656,400	5,716,604
Dialog Group Bhd	3,615,862	2,683,385
DiGi.Com Bhd	2,935,600	3,002,676
Fraser & Neave Holdings Bhd	143,200	1,048,726
Gamuda Bhd(a)	1,718,400	1,480,801
Genting Bhd	2,255,400	2,741,893
Genting Malaysia Bhd	2,685,000	1,887,706
Genting Plantations Bhd	250,600	534,064
HAP Seng Consolidated Bhd	572,800	1,122,836
Hartalega Holdings Bhd	1,611,000	4,042,838
Hong Leong Bank Bhd	429,600	1,868,829
Hong Leong Financial Group Bhd	250,600	1,014,292
IHH Healthcare Bhd	2,004,800	2,633,001
IOI Corp. Bhd	1,933,200	1,930,180
Kossan Rubber Industries(c)	1,217,200	1,319,297
Kuala Lumpur Kepong Bhd	429,600	2,307,197
Malayan Banking Bhd	3,580,000	7,192,510
Malaysia Airports Holdings Bhd	930,800	1,361,071
Maxis Bhd(c)	2,291,200	2,572,874
MISC Bhd	1,181,400	1,955,349
Nestle Malaysia Bhd	73,000	2,418,245
Petronas Chemicals Group Bhd	2,291,200	4,586,427

7

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Petronas Dagangan Bhd	250,600	$1,233,301
Petronas Gas Bhd	680,200	2,613,599
PPB Group Bhd	608,620	2,748,626
Press Metal Aluminium Holdings Bhd	2,792,400	3,544,693
Public Bank Bhd	13,482,950	13,659,370
QL Resources Bhd	1,038,200	1,533,324
RHB Bank Bhd	1,503,645	1,912,409
Sime Darby Bhd	2,613,400	1,441,823
Sime Darby Plantation Bhd	2,076,400	2,301,254
Supermax Corp. Bhd(c)	1,448,769	2,132,623
Telekom Malaysia Bhd	1,109,800	1,546,958
Tenaga Nasional Bhd	2,076,400	5,048,566
Top Glove Corp. Bhd	4,582,400	6,320,320
Westports Holdings Bhd	895,000	939,483

		105,910,556

Pakistan — 0.0%
Habib Bank Ltd.	567,788	461,964
MCB Bank Ltd.	455,797	481,847
Oil & Gas Development Co. Ltd.	680,200	405,637

		1,349,448

Philippines — 0.7%
Aboitiz Equity Ventures Inc.	1,861,650	1,372,556
Aboitiz Power Corp.	1,145,600	547,223
Ayala Corp.	257,768	3,966,897
Ayala Land Inc.	7,589,600	5,075,496
Bank of the Philippine Islands	1,109,806	1,908,451
BDO Unibank Inc.	1,868,960	4,001,864
Globe Telecom Inc.	32,220	1,226,568
GT Capital Holdings Inc.	89,505	975,911
International Container Terminal Services Inc.	977,340	2,636,687
JG Summit Holdings Inc.	2,821,045	3,090,553
Jollibee Foods Corp.	433,180	1,583,378
Manila Electric Co.	214,800	1,216,977
Megaworld Corp.	10,024,000	655,776
Metro Pacific Investments Corp.	13,962,200	1,174,391
Metropolitan Bank & Trust Co.	1,694,640	1,548,581
PLDT Inc.	82,345	2,182,185
Puregold Price Club Inc.	930,800	721,056
SM Investments Corp.	223,220	4,455,128
SM Prime Holdings Inc.	9,308,025	6,659,636
Universal Robina Corp.	852,040	2,422,519

		47,421,833

Singapore — 2.6%
Ascendas REIT	2,899,814	6,778,729
BOC Aviation Ltd.(b)(c)	214,800	1,938,686
CapitaLand Integrated Commercial Trust	4,142,491	6,694,495
CapitaLand Ltd.	2,398,600	6,706,849
City Developments Ltd.	429,600	2,547,763
DBS Group Holdings Ltd.	1,682,600	37,828,146
Genting Singapore Ltd.	5,262,600	3,421,639
Keppel Corp. Ltd.(c)	1,324,600	5,396,371
Mapletree Commercial Trust	2,040,600	3,359,076
Mapletree Logistics Trust	2,296,173	3,434,594
Oversea-Chinese Banking Corp. Ltd.(c)	3,078,875	28,233,821
Singapore Airlines Ltd.(a)	1,181,400	4,493,298
Singapore Exchange Ltd.	539,500	4,237,654
Singapore Technologies Engineering Ltd.	1,396,200	4,050,911
Singapore Telecommunications Ltd.	7,840,200	14,732,787
Suntec REIT	1,611,000	1,852,699

Security	Shares	Value

Singapore (continued)
United Overseas Bank Ltd.	1,109,800	$22,180,985
UOL Group Ltd.	429,600	2,486,410
Venture Corp. Ltd.	250,600	3,795,543
Wilmar International Ltd.	1,861,600	7,304,233

		171,474,689

South Korea — 14.2%
Alteogen Inc.(a)	26,355	1,912,032
Amorepacific Corp.	29,356	7,138,758
AMOREPACIFIC Group	26,850	1,774,149
BGF retail Co. Ltd.	6,444	886,351
Celltrion Healthcare Co. Ltd.(a)(c)	65,514	6,608,236
Celltrion Inc.(a)	89,142	21,316,827
Celltrion Pharm Inc.(a)	15,670	1,873,610
Cheil Worldwide Inc.	68,020	1,342,238
CJ CheilJedang Corp.	7,876	2,800,340
CJ Corp.	13,604	1,167,961
CJ ENM Co. Ltd.	10,740	1,390,354
CJ Logistics Corp.(a)	8,592	1,324,698
Coway Co. Ltd.	42,244	2,540,678
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	35,800	1,181,157
DB Insurance Co. Ltd.	46,540	2,048,036
Doosan Bobcat Inc.(a)	47,528	1,950,513
Doosan Heavy Industries & Construction Co. Ltd.(a)(c)	176,852	2,217,904
Douzone Bizon Co. Ltd.	19,332	1,465,085
E-MART Inc.	17,184	2,595,327
Fila Holdings Corp.	46,898	1,922,550
GS Engineering & Construction Corp.	54,416	2,159,812
GS Holdings Corp.	45,466	1,759,618
GS Retail Co. Ltd.	25,060	806,534
Hana Financial Group Inc.	276,018	11,327,569
Hankook Tire & Technology Co. Ltd.	66,588	2,879,384
Hanmi Pharm Co. Ltd.	6,195	1,882,420
Hanon Systems	172,914	2,518,278
Hanwha Corp.	35,800	991,271
Hanwha Solutions Corp.(a)	113,774	4,710,112
HLB Inc.(a)(c)	86,636	2,578,012
Hotel Shilla Co. Ltd.	27,566	2,143,623
Hyundai Engineering & Construction Co. Ltd.	65,156	2,952,184
Hyundai Glovis Co. Ltd.	17,542	3,027,881
Hyundai Heavy Industries Holdings Co. Ltd.	48,330	3,058,778
Hyundai Marine & Fire Insurance Co. Ltd.	52,984	1,159,851
Hyundai Mobis Co. Ltd.	61,576	14,946,303
Hyundai Motor Co.	139,620	26,609,826
Hyundai Steel Co.	78,402	3,911,818
Industrial Bank of Korea	268,858	2,342,099
Kakao Corp.	266,710	27,214,083
Kangwon Land Inc.(a)	97,734	2,222,925
KB Financial Group Inc.	361,938	17,798,363
Kia Corp.	245,946	17,025,075
KMW Co. Ltd.(a)(c)	25,776	1,330,105
Korea Aerospace Industries Ltd.	64,440	1,888,564
Korea Electric Power Corp.	229,120	4,871,388
Korea Gas Corp.(a)	27,566	864,884
Korea Investment Holdings Co. Ltd.	40,096	4,037,175
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	34,726	4,792,054
Korea Zinc Co. Ltd.	8,234	3,301,446
Korean Air Lines Co. Ltd.(a)	138,188	3,341,805
KT&G Corp.	105,252	7,796,795
Kumho Petrochemical Co. Ltd.	17,184	4,016,577
LG Chem Ltd.	42,244	35,394,802

8

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Corp.(a)(d)	86,994	$9,893,236
LG Display Co. Ltd.(a)(c)	216,590	4,731,548
LG Electronics Inc.	98,450	13,939,745
LG Household & Health Care Ltd.	8,950	12,382,838
LG Innotek Co. Ltd.	13,962	2,522,913
LG Uplus Corp.	182,938	2,170,883
Lotte Chemical Corp.	15,752	4,304,947
Lotte Corp.	24,344	800,998
Lotte Shopping Co. Ltd.	10,382	1,157,341
Meritz Securities Co. Ltd.	257,760	1,119,235
Mirae Asset Securities Co. Ltd.	288,190	2,590,821
NAVER Corp.	110,622	35,751,885
NCSoft Corp.	15,394	11,486,511
Netmarble Corp.(b)	20,406	2,375,670
NH Investment & Securities Co. Ltd.	107,758	1,244,833
Orion Corp./Republic of Korea.	22,912	2,409,946
Ottogi Corp.	1,074	535,865
Pan Ocean Co. Ltd.	272,080	1,795,359
Pearl Abyss Corp.(a)	28,640	1,452,147
POSCO	68,020	22,258,534
POSCO Chemical Co. Ltd.	24,110	3,229,550
S-1 Corp	16,110	1,180,352
Samsung Biologics Co. Ltd.(a)(b)	15,394	11,126,692
Samsung C&T Corp.	76,970	9,410,635
Samsung Card Co. Ltd.	22,554	715,743
Samsung Electro-Mechanics Co. Ltd.	51,910	8,353,387
Samsung Electronics Co. Ltd.	4,379,056	320,846,014
Samsung Engineering Co. Ltd.(a)	145,706	2,272,665
Samsung Fire & Marine Insurance Co. Ltd.	27,924	4,970,515
Samsung Heavy Industries Co. Ltd.(a)	439,982	2,966,571
Samsung Life Insurance Co. Ltd.	64,798	4,759,290
Samsung SDI Co. Ltd.	50,836	29,888,744
Samsung SDS Co. Ltd.	32,220	5,300,724
Samsung Securities Co. Ltd.	60,502	2,319,783
Seegene Inc.	34,444	2,898,331
Shin Poong Pharmaceutical Co. Ltd.	27,566	1,729,767
Shinhan Financial Group Co. Ltd.	395,590	14,225,379
Shinsegae Inc.	6,802	1,862,012
SK Biopharmaceuticals Co. Ltd.(a)	18,616	1,824,196
SK Chemicals Co. Ltd.	7,518	1,801,184
SK Holdings Co. Ltd.	32,220	7,994,534
SK Hynix Inc.	503,348	57,921,108
SK Innovation Co. Ltd.(a)	51,552	12,536,356
SK Telecom Co. Ltd.	33,252	9,072,668
S-Oil Corp.(a)	41,528	3,251,754
Woori Financial Group Inc.	485,090	4,666,214
Yuhan Corp.	47,726	2,758,828

		957,926,469

Taiwan — 16.3%
Accton Technology Corp.	358,000	4,075,609
Acer Inc.	2,864,830	3,517,834
Advantech Co. Ltd.	417,413	5,319,838
Airtac International Group	110,000	4,646,833
ASE Technology Holding Co. Ltd.	3,222,110	13,611,462
Asia Cement Corp.	2,148,448	3,841,871
ASMedia Technology Inc.	20,000	844,879
Asustek Computer Inc.	719,100	9,679,648
AU Optronics Corp.(a)	8,234,580	9,772,539
Catcher Technology Co. Ltd.	719,000	5,083,682
Cathay Financial Holding Co. Ltd.	6,802,357	12,736,307

Security	Shares	Value

Taiwan (continued)
Chailease Holding Co. Ltd.	1,432,293	$10,357,756
Chang Hwa Commercial Bank Ltd.	5,162,826	3,308,438
Cheng Shin Rubber Industry Co. Ltd.	1,790,303	3,467,418
Chicony Electronics Co. Ltd.	728,961	2,205,177
China Development Financial Holding Corp.	12,888,734	6,021,479
China Life Insurance Co. Ltd.	2,148,036	2,037,839
China Steel Corp.	11,098,484	15,614,879
Chunghwa Telecom Co. Ltd.	3,580,110	14,611,124
Compal Electronics Inc.	3,495,000	3,128,021
CTBC Financial Holding Co. Ltd.	15,394,456	12,565,553
Delta Electronics Inc.	1,790,000	19,384,778
E.Sun Financial Holding Co. Ltd.	11,098,118	10,707,560
Eclat Textile Co. Ltd.	134,208	2,575,287
Evergreen Marine Corp. Taiwan Ltd.(a)	2,148,942	6,077,629
Far Eastern New Century Corp.	2,864,040	3,409,205
Far EasTone Telecommunications Co. Ltd.	1,435,000	3,344,378
Feng TAY Enterprise Co. Ltd.	448,340	3,330,489
First Financial Holding Co. Ltd.	9,884,451	8,103,459
Formosa Chemicals & Fibre Corp.	3,222,740	10,487,490
Formosa Petrochemical Corp.	1,074,000	3,979,487
Formosa Plastics Corp.	3,580,400	13,586,883
Foxconn Technology Co. Ltd.	968,666	2,392,795
Fubon Financial Holding Co. Ltd.	5,728,111	13,165,243
Giant Manufacturing Co. Ltd.	358,000	4,562,632
Globalwafers Co. Ltd.	153,000	4,732,467
Highwealth Construction Corp.	776,768	1,258,324
Hiwin Technologies Corp.	202,102	3,074,978
Hon Hai Precision Industry Co. Ltd.	11,456,516	47,576,553
Hotai Motor Co. Ltd.	210,000	4,540,866
Hua Nan Financial Holdings Co. Ltd.	8,297,315	5,643,826
Innolux Corp.	7,518,981	8,102,292
Inventec Corp.	2,148,460	2,088,236
Largan Precision Co. Ltd.	79,000	8,795,690
Lite-On Technology Corp.	1,790,371	4,095,683
MediaTek Inc.	1,432,391	60,766,238
Mega Financial Holding Co. Ltd.	9,308,827	10,880,793
Micro-Star International Co. Ltd.	716,000	4,729,245
Nan Ya Plastics Corp.	5,012,000	15,825,669
Nan Ya Printed Circuit Board Corp.	358,000	4,082,018
Nanya Technology Corp.	1,074,000	3,521,942
Nien Made Enterprise Co. Ltd.	68,000	1,100,347
Novatek Microelectronics Corp.	508,000	11,348,298
Oneness Biotech Co. Ltd.(a)	151,000	1,275,767
Pegatron Corp.	1,790,000	4,716,429
Phison Electronics Corp.	116,000	2,508,288
Pou Chen Corp.	2,148,000	2,737,579
Powertech Technology Inc.	717,200	2,862,843
President Chain Store Corp.	503,000	4,879,999
Quanta Computer Inc.	2,506,000	8,827,924
Realtek Semiconductor Corp.	358,642	6,830,542
Ruentex Development Co. Ltd.	581,465	1,105,352
Shanghai Commercial & Savings Bank Ltd. (The)	3,423,088	5,324,640
Shin Kong Financial Holding Co. Ltd.	10,382,239	3,754,005
SinoPac Financial Holdings Co. Ltd.	10,382,925	4,943,719
Synnex Technology International Corp.	1,432,950	2,857,384
Taishin Financial Holding Co. Ltd.	8,608,363	4,345,323
Taiwan Business Bank	4,829,928	1,763,694
Taiwan Cement Corp.	4,296,071	8,012,934
Taiwan Cooperative Financial Holding Co. Ltd.	9,154,066	7,013,103
Taiwan High Speed Rail Corp.	1,432,000	1,612,301

9

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Mobile Co. Ltd.	1,432,000	$5,126,553
Taiwan Semiconductor Manufacturing Co. Ltd.	22,585,670	485,139,512
Unimicron Technology Corp.	1,074,000	4,421,652
Uni-President Enterprises Corp.	4,654,694	12,514,500
United Microelectronics Corp.	10,740,000	21,800,666
Vanguard International Semiconductor Corp.	718,000	3,071,671
Walsin Technology Corp.	358,000	3,107,973
Win Semiconductors Corp.	360,000	4,723,445
Winbond Electronics Corp.	2,806,000	3,586,231
Wistron Corp.	2,506,169	2,933,868
Wiwynn Corp.	55,000	1,799,663
WPG Holdings Ltd.	1,432,100	2,640,359
Yageo Corp.	358,217	6,963,514
Yuanta Financial Holding Co. Ltd.	9,677,418	9,007,728
Zhen Ding Technology Holding Ltd.	716,097	2,717,441

		1,098,645,568

Thailand — 2.1%
Advanced Info Service PCL, NVDR	1,109,800	6,094,767
Airports of Thailand PCL, NVDR(c)	3,973,800	7,912,504
Asset World Corp. PCL, NVDR(a)	9,522,800	1,455,754
B Grimm Power PCL, NVDR	751,800	1,032,178
Bangkok Bank PCL, Foreign	465,400	1,816,013
Bangkok Commercial Asset Management PCL, NVDR(c)	1,969,000	1,302,654
Bangkok Dusit Medical Services PCL, NVDR	8,878,400	6,187,436
Bangkok Expressway & Metro PCL, NVDR	7,518,000	1,931,562
Berli Jucker PCL, NVDR(c)	1,074,000	1,224,472
BTS Group Holdings PCL, NVDR(c)	7,231,600	2,078,613
Bumrungrad Hospital PCL, NVDR	393,800	1,694,715
Central Pattana PCL, NVDR	2,112,200	3,544,358
Central Retail Corp. PCL, NVDR	1,718,474	1,931,645
Charoen Pokphand Foods PCL, NVDR	3,830,600	3,567,640
CP ALL PCL, NVDR(a)	5,405,800	10,850,662
Delta Electronics Thailand PCL, NVDR	282,200	3,208,312
Electricity Generating PCL, NVDR	286,400	1,623,432
Energy Absolute PCL, NVDR	1,503,600	2,945,632
Global Power Synergy PCL, NVDR	680,200	1,589,227
Gulf Energy Development PCL, NVDR	2,040,600	2,260,962
Home Product Center PCL, NVDR	5,835,443	2,642,465
Indorama Ventures PCL, NVDR(c)	1,539,400	2,373,061
Intouch Holdings PCL, NVDR	2,148,000	4,397,752
Kasikornbank PCL, Foreign	1,109,800	4,704,732
Kasikornbank PCL, NVDR	537,075	2,276,801
Krung Thai Bank PCL, NVDR	2,935,675	1,065,375
Krungthai Card PCL, NVDR	716,000	1,753,352
Land & Houses PCL, NVDR	5,835,400	1,621,075
Minor International PCL, NVDR(a)	2,864,020	2,759,393
Muangthai Capital PCL, NVDR	680,200	1,398,083
Osotspa PCL, NVDR	680,200	780,960
PTT Exploration & Production PCL, NVDR	1,288,884	4,925,803
PTT Global Chemical PCL, NVDR	2,112,276	4,595,960
PTT Oil & Retail Business	2,112,200	2,068,955
PTT PCL, NVDR	10,668,400	13,704,890
Ratch Group PCL, NVDR(c)	751,800	1,219,298
Siam Cement PCL (The), NVDR	716,000	10,623,589

Security	Shares	Value

Thailand (continued)
Siam Commercial Bank PCL (The), NVDR	787,600	$2,655,897
Sri Trang Gloves Thailand PCL, NVDR	930,800	1,322,775
Srisawad Corp PCL, NVDR	716,000	1,914,316
Thai Oil PCL, NVDR(c)	1,109,800	2,111,783
Thai Union Group PCL, NVDR	3,078,800	1,493,051
Total Access Communication PCL, NVDR(c)	716,000	753,079
True Corp. PCL, NVDR(c)	11,384,490	1,191,921

		138,606,904

Total Common Stocks — 99.1% (Cost: $4,562,294,470)		6,686,779,068

Preferred Stocks

South Korea — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	18,258	1,748,080
Series 2, Preference Shares, NVS	31,504	3,002,134
LG Chem Ltd., Preference Shares, NVS	7,160	2,867,605
LG Household & Health Care Ltd., Preference Shares, NVS	1,790	1,152,191
Samsung Electronics Co. Ltd., Preference Shares, NVS	761,108	50,154,373

		58,924,383

Total Preferred Stocks — 0.9% (Cost: $26,925,314)		58,924,383

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	155,114,368	155,191,925
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	14,700,000	14,700,000

		169,891,925

Total Short-Term Investments — 2.5% (Cost: $169,843,604)		169,891,925

Total Investments in Securities — 102.5% (Cost: $4,759,063,388)		6,915,595,376

Other Assets, Less Liabilities — (2.5)%		(167,893,140)

Net Assets — 100.0%		$6,747,702,236

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Consolidated Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI All Country Asia ex Japan ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$131,403,632	$23,859,781	(a)	$—	$(9,920)	$(61,568)	$155,191,925	155,114,368	$809,132	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,640,000	7,060,000	(a)	—	—	—	14,700,000	14,700,000	3,950		—

					$(9,920)	$(61,568)	$169,891,925		$813,082		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Free Index	5	06/18/21	$299	$3,232
MSCI Emerging Markets E-Mini Index	33	06/18/21	2,205	31,065

				$34,297

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,672,924,571	$—	$13,854,497	$6,686,779,068
Preferred Stocks	58,924,383	—	—	58,924,383
Money Market Funds	169,891,925	—	—	169,891,925

	$6,901,740,879	$—	$13,854,497	$6,915,595,376

Derivative financial instruments(a)
Assets
Futures Contracts	$34,297	$—	$—	$34,297

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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